1 Operations (Details 5) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Jun. 28, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfOperationsLineItems [Line Items]
Assets identified		R$ 38,312,550	R$ 35,930,100
Cash and cash equivalents		2,941,727	1,948,409		R$ 1,040,075	R$ 982,073
Taxes recoverable		236,929	152,157
Other receivables		2,617,638	2,550,691
Suppliers		187,913	49,956
Taxes due		293,666	157,420		R$ (156,630)
Deferred taxes		1,606,713	R$ 1,664,773
Net assets acquired		133,739
Fair Value [Member]
SummaryOfOperationsLineItems [Line Items]
Assets identified		144,593
Cash and cash equivalents		9,803
Trade accounts receivable		2,921
Taxes recoverable		17
Contract assets	[1]	120,213
Other receivables		1,051
Deferred taxes - business combination		10,588
Liabilities assumed		30,884
Suppliers		6,115
Payroll, social charges and accruals		73
Taxes due		320
Sectorial charges due		1,572
Deferred taxes		4,097
Contingent liabilities - business combination		18,344
Others liabilities		363
Net assets acquired		113,709		R$ 113,709
Carrying Amount [Member]
SummaryOfOperationsLineItems [Line Items]
Assets identified		146,802
Cash and cash equivalents		9,803
Trade accounts receivable		2,921
Taxes recoverable		17
Contract assets	[1]	133,010
Other receivables		1,051
Deferred taxes - business combination
Liabilities assumed		12,540
Suppliers		6,115
Payroll, social charges and accruals		73
Taxes due		320
Sectorial charges due		1,572
Deferred taxes		4,097
Contingent liabilities - business combination
Others liabilities		363
Net assets acquired		R$ 134,262

[1]	The book value of contract assets disclosed by the acquired subsidiary was adjusted pursuant to the Company's practices before allocation of fair value in the business combination.